Subsequent events (Details Narrative) - USD ($)		1 Months Ended
	Dec. 08, 2025	Feb. 28, 2025	Jan. 05, 2026	Jan. 03, 2026	Dec. 02, 2025	Sep. 23, 2025	Jun. 30, 2025	Feb. 13, 2025	Dec. 31, 2024	Dec. 30, 2020
Subsequent Event [Line Items]
Number of ordinary shares authorized							38,000,000			50,000,000
Shares issued							1,500,000	1,500,000
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Subsequent Event [Line Items]
Number of ordinary shares authorized									38,000,000	50,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Authorized share capital						$ 250,000
Sale of stock shares	2,000,000
Sale of stock price per share	$ 0.50
Shares issued			1,200,000
Gross proceeds				$ 600,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Subsequent Event [Line Items]
Number of ordinary shares authorized								1,500,000
Shares issued								1,500,000
Subsequent Event [Member] | Shaowu Fuluoneng Energy Technology Co [Member]
Subsequent Event [Line Items]
Long-term loan					$ 10,000,000
Subsequent Event [Member] | Zhejiang Changxing Rural Commercial Bank Co Ltd [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Subsequent Event [Line Items]
Long-term loan		$ 500,000
Interest rate		4.90%
Subsequent Event [Member] | China Bank Of Communication [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Subsequent Event [Line Items]
Interest rate		4.20%
Short term loan		$ 5,000,000
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Number of ordinary shares authorized						94,000,000
Share capital par value						$ 0.0025
Subsequent Event [Member] | Class B Common Stock [Member]
Subsequent Event [Line Items]
Number of ordinary shares authorized						6,000,000
Share capital par value						$ 0.0025